Parent Only Information (Details) - Schedule of condensed statements of cash flows - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (179,963)	$ (27,581)	¥ (69,622)
Net cash used in investing activities
Net cash provided by financing activities	375,462	57,542	69,762
Reverse recapitalization	39,162	6,002
Equity financing through PIPE	336,300	51,540
Cash received from convertible bond			69,762
Net increase in cash and cash equivalents	177,862	27,259	140
Cash and cash equivalents at beginning of the year	140	21
Cash and cash equivalents at end of the year	¥ 178,002	$ 27,280	¥ 140